SCHEDULE OF EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment, Cost balance	$ 580,751	$ 550,172	$ 365,017
Equipment, Cost additions	65,285	30,579	185,155
Equipment, Cost balance	646,036	580,751	550,172
Equipment, Accumulated depreciation balance	455,338	282,913	130,177
Equipment, Accumulated depreciation additions	70,408	172,425	152,736
Equipment, Accumulated depreciation balance	525,746	455,338	282,913
Equipment, Net book value	$ 120,290	$ 125,413	$ 267,259